Option and Stock Issuance Plans (Tables)	12 Months Ended
Dec. 31, 2022
VASO CORPORATION [Member]
Option and Stock Issuance Plans (Tables) [Line Items]
Schedule of Non Vested Restricted Share	The following table summarizes non-vested restricted shares under all plans for the year ended December 31, 2022:
	Shares Available for Future Issuance	Unvested shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2020	11,005,580	4,391,666	$0.02
Authorized	—	—	$—
Granted	(90,000)	90,000	$0.05
Vested	—	(1,491,666)	$0.02
Forfeited	—	—	$—
Expired	—	—	$—
Balance at December 31, 2021	10,915,580	2,990,000	$0.02
Authorized	—	—	$—
Granted	(1,050,000)	1,050,000	$0.11
Vested	—	(1,300,000)	$0.02
Forfeited	90,000	(90,000)	$0.05
Expired	—	—	$—
Balance at December 31, 2022	9,955,580	2,650,000	$0.06